CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Jun. 30, 2018	Jun. 30, 2017
Current
Cash and cash equivalents	$ 3,250,697	$ 0
Promissory note (Note 14)	15,802	0
Prepaid expense	325,659	6,756
Advances to joint venture (Note 5)	610,705	0
Total current assets	4,202,863	6,756
Investment in joint venture (Note 5)	534,311	0
Equipment (Note 4)	138,418	0
Total assets	4,875,592	6,756
Current
Accounts payable and accrued liabilities	320,321	88,415
Due to related parties (Note 6)	0	170,170
Related party notes payable (Note 7)	0	374,647
Total liabilities	320,321	633,232
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	14,480,241	7,880,660
Contributed surplus	3,808,611	361,196
Accumulated deficit	(13,734,265)	(8,868,332)
Accumulated other comprehensive income	684	0
Total shareholders' equity (deficiency)	4,555,271	(626,476)
Total liabilities and shareholders' equity (deficiency)	$ 4,875,592	$ 6,756